UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22380
Investment Company Act File Number
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 75.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.2%
$2,805	Vermont Municipal Bond Bank, 4.00%, 12/1/17	$3,187,546
950	Vermont Municipal Bond Bank, 5.00%, 12/1/19	1,157,157

		$4,344,703

Education — 1.5%
$2,395	Alabama Public School and College Authority, 5.00%, 12/1/17	$2,854,624

		$2,854,624

General Obligations — 38.8%
$2,900	Alexandria, VA, 4.00%, 7/1/13	$3,169,178
3,080	Alexandria, VA, 4.00%, 7/1/16	3,518,346
5,370	Beaufort County, SC, School District, 5.00%, 3/1/19	6,488,571
1,380	Bedford, MA, 4.00%, 8/15/16	1,575,049
100	Carrollton, TX, 3.00%, 8/15/15	107,616
490	Dakota County, MN, Community Development Agency, 2.00%, 1/1/14	508,600
630	Dakota County, MN, Community Development Agency, 2.00%, 1/1/15	652,560
650	Dakota County, MN, Community Development Agency, 3.00%, 1/1/13	684,775
1,000	Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	1,068,660
1,375	Dakota County, MN, Community Development Agency, 4.00%, 1/1/17	1,555,276
555	Frederick Country, MD, 4.00%, 2/1/15	622,710
1,200	Georgia, 5.00%, 7/1/17	1,449,888
2,545	Harris County, TX, Flood Control District, 5.25%, 10/1/20	2,972,178
2,815	Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	3,163,863
240	Hopkinton, MA, 4.00%, 7/15/16	273,274
1,000	Howard County, MD, 4.00%, 2/15/21	1,123,580
2,000	Jacksonville, FL, 5.00%, 10/1/19	2,333,620
500	La Plata County, CO, School District No 9-R Durango, 4.00%, 11/1/14	559,180
8,000	Massachusetts, 5.25%, 8/1/21	9,795,520
3,765	Massachusetts, 5.50%, 10/1/15	4,513,369
3,430	Montgomery County, MD, 5.00%, 9/1/15	3,948,891
2,325	Montgomery County, MD, 5.00%, 8/1/20	2,868,260
1,650	Morris County, NJ, 5.00%, 2/15/14	1,877,502
500	New York, 5.00%, 4/15/15	582,845
8,000	North Carolina, 5.00%, 6/1/16	9,564,240
5,630	Oyster Bay, NY, 3.00%, 8/15/16	6,023,481
2,790	Richardson, TX, 5.00%, 2/15/18	3,341,750
2,000	Washington, 5.00%, 1/1/16	2,350,600
135	York, ME, 2.00%, 7/1/15	140,585

		$76,833,967

Insured-Escrowed/Prerefunded — 1.4%
$3,685	Houston, TX, Water & Sewer System Revenue, (AGM), Escrowed to Maturity, 0.00%, 12/1/20	$2,762,644

		$2,762,644

Insured-General Obligations — 6.4%
$1,535	Houston, TX, (NPFG), 5.25%, 3/1/14	$1,754,643
7,500	Pennsylvania, (AGM), 5.00%, 9/1/15	8,581,725
2,000	Wisconsin, (AMBAC), 5.00%, 5/1/16	2,366,080

		$12,702,448

Insured-Transportation — 0.6%
$1,000	New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,137,130

		$1,137,130

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 5.7%
$2,125	New York State Urban Development Corp., 5.00%, 1/1/15	$2,436,886
7,415	New York State Urban Development Corp., 5.00%, 12/15/17	8,857,737

		$11,294,623

Transportation — 12.0%
$20,000	New York State Thruway Authority, 5.00%, 4/1/18	$23,827,800

		$23,827,800

Water and Sewer — 7.0%
$8,000	California Department of Water Resources, 5.00%, 5/1/19	$9,497,200
1,525	Houston, TX, Utility System Revenue, 4.00%, 11/15/16	1,711,660
2,280	Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	2,611,968

		$13,820,828

Total Tax-Exempt Municipal Securities (identified cost $145,657,921)		$149,578,767

Call Options Purchased — 0.2%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	299	$1,215	10/16/10	$12,707
S&P 500 Index FLEX	339	1,180	10/5/10	19,344
S&P 500 Index FLEX	338	1,185	10/6/10	18,735
S&P 500 Index FLEX	307	1,200	10/8/10	10,947
S&P 500 Index FLEX	304	1,210	10/12/10	18,246
S&P 500 Index FLEX	299	1,215	10/14/10	20,395
S&P 500 Index FLEX	299	1,227	10/19/10	24,747
S&P 500 Index FLEX	295	1,225	10/21/10	33,911
S&P 500 Index FLEX	298	1,235	10/22/10	25,097
S&P 500 Index FLEX	295	1,230	10/26/10	44,817
S&P 500 Index FLEX	297	1,230	10/27/10	48,986
S&P 500 Index FLEX	295	1,230	10/28/10	35,958

Total Call Options Purchased (identified cost $258,503)				$313,890

Put Options Purchased — 0.2%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	299	$990	10/16/10	$25,415
S&P 500 Index FLEX	339	965	10/5/10	27
S&P 500 Index FLEX	338	970	10/6/10	128
S&P 500 Index FLEX	307	970	10/8/10	571
S&P 500 Index FLEX	304	995	10/12/10	6,014
S&P 500 Index FLEX	299	980	10/14/10	6,627
S&P 500 Index FLEX	299	1,013	10/19/10	35,269
S&P 500 Index FLEX	295	995	10/21/10	30,696
S&P 500 Index FLEX	298	1,025	10/22/10	63,236
S&P 500 Index FLEX	295	1,000	10/26/10	56,554
S&P 500 Index FLEX	297	995	10/27/10	56,873
S&P 500 Index FLEX	295	990	10/28/10	109,709

Total Put Options Purchased (identified cost $971,188)				$391,119

Short-Term Investments — 26.0%

U.S. Government Agency Obligations — 10.1%

Principal
Amount
(000’s omitted)	Security	Value
$20,000	Federal Home Loan Bank Discount Note, 0.40%, 6/27/11	$19,940,223

Total U.S. Government Agency Obligations (identified cost $19,940,223)		$19,940,223

U.S. Treasury Obligations — 12.6%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	U.S. Treasury Bill, 0.073%, 10/7/10	$24,999,696

Total U.S. Treasury Obligations (identified cost $24,999,696)		$24,999,696

Other Securities — 3.3%

Interest
(000’s omitted)	Description	Value
$6,594	Eaton Vance Cash Reserves Fund, LLC, 0.22%(1)	$6,594,108

Total Other Securities (identified cost $6,594,108)		$6,594,108

Total Short-Term Investments (identified cost $51,534,027)		$51,534,027

Total Investments — 102.0% (identified cost $198,421,639)		$201,817,803

Call Options Written — (2.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	299	$1,160	10/16/10	$(264,615)
S&P 500 Index FLEX	339	1,130	10/5/10	(629,200)
S&P 500 Index FLEX	338	1,135	10/6/10	(541,057)
S&P 500 Index FLEX	307	1,145	10/8/10	(367,464)
S&P 500 Index FLEX	304	1,155	10/12/10	(324,328)
S&P 500 Index FLEX	299	1,160	10/14/10	(299,255)
S&P 500 Index FLEX	299	1,172	10/19/10	(257,870)
S&P 500 Index FLEX	295	1,170	10/21/10	(301,110)
S&P 500 Index FLEX	298	1,180	10/22/10	(226,205)
S&P 500 Index FLEX	295	1,175	10/26/10	(315,647)
S&P 500 Index FLEX	297	1,175	10/27/10	(329,849)
S&P 500 Index FLEX	295	1,175	10/28/10	(294,443)

Total Call Options Written (premiums received $2,986,542)				$(4,151,043)

Put Options Written — (0.5)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	299	$1,045	10/16/10	$(56,810)
S&P 500 Index FLEX	339	1,015	10/5/10	(315)
S&P 500 Index FLEX	338	1,020	10/6/10	(1,095)
S&P 500 Index FLEX	307	1,025	10/8/10	(4,088)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index FLEX	304	$1,050	10/12/10	$(30,497)
S&P 500 Index FLEX	299	1,035	10/14/10	(28,464)
S&P 500 Index FLEX	299	1,068	10/19/10	(118,713)
S&P 500 Index FLEX	295	1,050	10/21/10	(94,690)
S&P 500 Index FLEX	298	1,080	10/22/10	(190,255)
S&P 500 Index FLEX	295	1,055	10/26/10	(149,761)
S&P 500 Index FLEX	297	1,050	10/27/10	(146,568)
S&P 500 Index FLEX	295	1,045	10/28/10	(188,242)

Total Put Options Written (premiums received $2,214,282)				$(1,009,498)

Other Assets, Less Liabilities — 0.6%				$1,238,944

Net Assets — 100.0%				$197,896,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets is as follows:

		New York	21.7%
		Others, representing less than 10% individually	53.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 6.2% of total investments.

(1)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from start of business, June 29, 2010, to September 30, 2010 was $17,147.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,421,639

Gross unrealized appreciation	$4,030,045
Gross unrealized depreciation	(633,881)

Net unrealized appreciation	$3,396,164

Written call and put options activity for the period from start of business, June 29, 2010, to September 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	26,378	18,876,460
Options exercised	(4,604)	(3,714,488)
Options expired	(14,444)	(9,961,148)

Outstanding, end of period	7,330	$5,200,824

At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investments objectives. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $705,009 and $5,160,541, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Municipal Securities	$—	$149,578,767	$—	$149,578,767
Call Options Purchased	—	313,890	—	313,890
Put Options Purchased	—	391,119	—	391,119
Short-Term Investments	—	51,534,027	—	51,534,027

Total	$—	$201,817,803	$—	$201,817,803

Liability Description

Call Options Written	$—	$(4,151,043)	$—	$(4,151,043)
Put Options Written	—	(1,009,498)	—	(1,009,498)

Total	$—	$(5,160,541)	$—	$(5,160,541)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	November 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	November 24, 2010